Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000005523 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	93.40%
C000005523 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000005523 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005523 | Tricon Residential Trust
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000005523 | Sequoia Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000005523 | Tricon American Homes Trust
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000005523 | OBX Trust
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000005523 | Arroyo Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000005523 | Finance of America HECM Buyout
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000005523 | Morgan Stanley Residential Mortgage Loan Trust
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000005523 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005523 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	102.30%
C000005523 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000190558 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	93.40%
C000190558 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000190558 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000190558 | Tricon Residential Trust
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000190558 | Sequoia Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000190558 | Tricon American Homes Trust
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000190558 | OBX Trust
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000190558 | Arroyo Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000190558 | Finance of America HECM Buyout
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000190558 | Morgan Stanley Residential Mortgage Loan Trust
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000190558 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000190558 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	102.30%
C000190558 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000225814 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	93.40%
C000225814 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000225814 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000225814 | Tricon Residential Trust
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000225814 | Sequoia Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000225814 | Tricon American Homes Trust
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000225814 | OBX Trust
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000225814 | Arroyo Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000225814 | Finance of America HECM Buyout
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000225814 | Morgan Stanley Residential Mortgage Loan Trust
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000225814 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000225814 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	102.30%
C000225814 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)